Subclassifications of assets, liabilities and equities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Deposits
Refers to certificate deposit operated by Pagseguro Group initiated in 2020.

		December 31,
	Interest rate (P.A.)	2020	2019

Certificate of Deposit	164% of CDI	604,916	—
Corporate Securities	158% of CDI	161,170	—
		766,086	—

Current		571,996	—
Non-Current		194,090	—
The maturity analysis of deposits is as follows:

	December 31, 2020	December 31, 2019

Due within 30 days	5,231	—
Due within 31 to 120 days	77,812	—
Due within 121 to 180 days	53,000	—
Due within 181 to 360 days	435,952	—
Due to 361 days or more days	194,091	—
	766,086	—